Pension and Post-Retirement and Post-Employment Benefits - Components of Regulatory Assets That Have Not Been Recognized as Components of Net Periodic Benefit Costs (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial loss (gain)	CAD (6)	CAD 821
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial loss (gain)	(27)	(18)
Not Recognized as Combined Net Period Benefit Cost [Member] | Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Prior service cost		2
Net actuarial loss (gain)	952	1,234
Net periodic benefit costs	952	1,236
Not Recognized as Combined Net Period Benefit Cost [Member] | Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial loss (gain)	240	273
Net periodic benefit costs	CAD 240	CAD 273